Goodwill and Intangible Assets - Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	₱ 1,523	₱ 1,394
Goodwill	62,941	62,941
Total goodwill and intangible assets	64,464	64,335
Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	566	752
Customer List With Indefinite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	220	220
Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	737	422
Wireless [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	566	752
Goodwill	56,571	56,571
Total goodwill and intangible assets	57,137	57,323
Wireless [Member] | Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	566	752
Fixed Line [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	957	642
Goodwill	6,370	6,370
Total goodwill and intangible assets	7,327	7,012
Fixed Line [Member] | Customer List With Indefinite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	220	220
Fixed Line [Member] | Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	₱ 737	₱ 422